FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments [Abstract]
Cash and balances at central banks	$ 248,336	$ 271,439	$ 314,060
Amounts due from banks	21,959	22,128	21,146
Receivables from securities financing transactions measured at amortized cost	82,028	101,650	99,039
Cash collateral receivables on derivative instruments	43,637	46,714	50,082
Loans and advances to customers	599,105	605,108	639,669
Other financial assets measured at amortized cost	60,431	62,707	65,455
Not measured at fair value
Disclosure Of Financial Instruments [Abstract]
Cash and balances at central banks	248,300	271,400	314,100
Amounts due from banks	22,000	22,100	21,200
Receivables from securities financing transactions measured at amortized cost	82,000	101,700	99,000
Cash collateral receivables on derivative instruments	43,600	46,700	50,100
Loans and advances to customers	594,600	600,000	633,500
Other financial assets measured at amortized cost	$ 58,200	$ 60,600	$ 63,900